Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (10,910,288)	$ (16,312,374)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	28,531	23,799
Stock-based compensation	1,635,708	7,036,778
Inventory allowance for valuation losses		25,975
Provision for doubtful accounts	1,455,101	184,589
Other non-cash expenses	2,413,746	32,350
Impairment of prepaid expenses		110,125
Loss on investment in equity securities	221,888
Deferred tax expense	115,668	864,802
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	228,557	(614,166)
Decrease (increase) in prepaid expenses and other current assets	101,926	238,092
Decrease (increase) in due from related parties	(321,776)	(837,014)
Increase (decrease) in accrued expenses and other current liabilities	786,793	1,608,784
Increase (decrease) in contract liabilities	68,515
Increase (decrease) in tenant security deposit	13,700	(2,600)
Increase (decrease) in Taxes payables	112,946
Increase (decrease) in due to related parties	(186,860)	242,469
Net cash used in operating activities	(4,235,845)	(7,398,391)
Cash flows from investing activities
Purchase of equipment	(21,201)	(119,692)
Prepayment for equity investment	(338,985)	(1,601,992)
Net cash used in investing activities	(360,186)	(1,721,684)
Cash flows from financing activities
Issuance of common stock	1,050,000	3,663,925
Repayment of short-term bank loans	(1,000,000)
Proceeds from issuance of warrants	2,406,338
Proceeds from short-term bank loans		350,000
Proceeds from convertible notes payable	1,462,622
Net cash provided by financing activities	3,918,960	4,013,925
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,123	(67,337)
Net increase (decrease) in cash and cash equivalents and restricted cash	(674,948)	(5,173,487)
Cash and cash equivalents and restricted cash
Beginning	1,391,728	6,565,215
Ending	716,780	1,391,728
Cash paid during the year for:
Interest expense paid	33,180	285,465
Income taxes paid	27,392	1,600
Non-cash financing and investing activities
Purchase of Property and equipment by issuing common stock to a third party	7,400,000
Issuance of common stock for conversion of debt	$ 3,306,112